EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Schedule of Earnings per Share
The following tables summarize earnings per share and the shares utilized in the computations for the twelve months ended December 31, 2017 and 2016, respectively:

	Net Income Available to Common Shareholders	Weighted Average Common Shares	Per Share Amount
Dollars in thousands, except share and per share data
December 31, 2017
Basic earnings per common share	$404	4,655,369	$0.09
Effect of dilutive options	-	71,225
Effect of dilutive stock warrants	-	11,280
Diluted earnings per common share	$404	4,737,874	$0.09

December 31, 2016
Basic earnings per common share	$1,119	4,649,405	$0.24
Effect of dilutive options	-	48,360
Effect of dilutive stock warrants	-	-
Diluted earnings per common share	$1,119	4,697,765	$0.24